Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment

14.         Property, plant and equipment

		Pipelines,
	Plant and	networks and	Work in
	equipment	lines	progress(1)	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2018	46,474,369	34,349,283	4,624,703	7,852,278	3,984,576	2,845,802	100,131,011
Additions / capitalizations	804,570	765,994	2,097,378	243,039	20,098	81,580	4,012,659
Increase by business combinations (Note 12)	123,436	1,118,178	44,876	9,062	22,924	20,471	1,338,947
Increase in abandonment costs	148,764	102,402	—	1,248	—	4,337	256,751
Capitalized financial interests (2)	77,627	32,630	12,831	15,800	1,033	2,389	142,310
Exchange differences capitalized	4,208	1,769	696	857	56	130	7,716
Disposals	(500,876)	(165,936)	(78,399)	(24,050)	(354)	(71,309)	(840,924)
Foreign currency translation	244,666	84,357	2,691	10,757	12,869	6,369	361,709
Transfers	618,707	81,970	(445,122)	48,954	13,336	(229,537)	88,308
Balance as of December 31, 2019	47,995,471	36,370,647	6,259,654	8,157,945	4,054,538	2,660,232	105,498,487

Accumulated depreciation and impairment losses
Balance as of December 31, 2018	(17,985,416)	(14,777,790)	(497,441)	(3,122,523)	(34,302)	(913,556)	(37,331,028)
Depreciation expense	(2,001,116)	(1,634,783)	—	(326,512)	—	(122,153)	(4,084,564)
Reversal (loss) of an impairment (Note 17)	519,835	(113,860)	(626,878)	(87,338)	(35,533)	(82,837)	(426,611)
Disposals	481,384	116,769	—	17,807	—	91,541	707,501
Foreign currency translation	(103,365)	(36,341)	—	(3,656)	—	(3,323)	(146,685)
Transfers/ reclassifications	53,036	(189,105)	9,953	65,968	(10,847)	68,717	(2,278)
Balance as of December 31, 2019	(19,035,642)	(16,635,110)	(1,114,366)	(3,456,254)	(80,682)	(961,611)	(41,283,665)

Net balance as of December 31, 2018	28,488,953	19,571,493	4,127,262	4,729,755	3,950,274	1,932,246	62,799,983
Net balance as of December 31, 2019	28,959,829	19,735,537	5,145,288	4,701,691	3,973,856	1,698,621	64,214,822

(1)

The balance of work in progress as of December 31, 2019 include mainly: Modernization of the Barranca and Cartagena refineries, Castilla facilities and works in the Colombian Petroleum Institute (ICP, by its acronym in Spanish).

(2)	Financial interests are capitalized based on the weighted average rate of borrowing costs. See Note 19 - Loans and borrowings.

Guarantees

The Esperanza 1 and 2 farms were pledged as a guarantee for the loan obtained by Bioenergy S.A.S. for the financing of the project (see Note 19.5 – Guarantees and covenants).

In accordance with the leasing contract between Bioenergy Zona Franca S.A. and Bancolombia for the construction of the industrial plant, it was established that the guarantee is the same plant.

		Pipelines,
	Plant and	networks and	Work in
	equipment	lines	progress(1)	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2017	42,561,894	32,000,049	3,866,318	7,618,586	3,839,355	2,806,696	92,692,898
Additions/capitalizations	1,196,520	944,797	993,817	147,005	14,909	5,881	3,302,929
Increase in abandonment costs	85,580	209,028	—	—	—	—	294,608
Capitalized financial interests (2)	48,351	34,399	14,853	14,350	6,703	5,316	123,972
Exchange differences capitalized	4,107	2,922	1,262	1,219	569	451	10,530
Disposals	(135,468)	(112,171)	(14,723)	(11,997)	(9,763)	(56,734)	(340,856)
Foreign currency translation	2,324,744	849,868	32,585	100,091	124,903	55,983	3,488,174
Transfers (3)	388,641	420,391	(269,409)	(16,976)	7,900	28,209	558,756
Balance as of December 31, 2018	46,474,369	34,349,283	4,624,703	7,852,278	3,984,576	2,845,802	100,131,011
Accumulated depreciation and impairment losses
Balance as of December 31, 2017	(14,779,973)	(12,461,626)	(553,420)	(2,668,562)	(39,522)	(785,421)	(31,288,524)
Depreciation expense	(2,008,348)	(1,465,429)	—	(347,510)	—	(123,792)	(3,945,079)
(Loss) reversal of an impairment (Nota 17)	(752,534)	(311,080)	55,979	(64,279)	5,220	(16,591)	(1,083,285)
Disposals	116,225	84,217	—	8,996	—	40,957	250,395
Foreign currency translation	(677,901)	(313,311)	—	(27,782)	—	(23,804)	(1,042,798)
Transfers (3)	117,115	(310,561)	—	(23,386)	—	(4,905)	(221,737)
Balance as of December 31, 2018	(17,985,416)	(14,777,790)	(497,441)	(3,122,523)	(34,302)	(913,556)	(37,331,028)
Net balance as of December 31, 2017	27,781,921	19,538,423	3,312,898	4,950,024	3,799,833	2,021,275	61,404,374
Net balance as of December 31, 2018	28,488,953	19,571,493	4,127,262	4,729,755	3,950,274	1,932,246	62,799,983

(1)

The balance of work in progress as of December 31, 2018, mainly includes the works executed in production by facilities of the Castilla field, facilities in Cupiagua, air injection pilot facilities in the Chichimene field and secondary recovery of Yarigui, and in refining by the modernization project of Barrancabermeja.

(2)	Financial interests are capitalized based on the weighted average rate of borrowing costs. See Note 19 - Loans and financing.
(3)	Transfers corresponds mainly to: i) recognition of financial leasing contracts, ii) transfers from natural resources and the environment.

Guarantees

The Esperanza 1 and 2 farms were pledged as guarantee for the loan obtained by Bioenergy S.A.S. for the financing of the project (see Note 19.5 – Guarantees and covenants).